Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	84-3727412
Plan number	001
Current Value	$ 1,751,947,322
Notes receivable from participants	7,355,926
Total	$ 1,759,303,248
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	9.50%	9.50%
Investment, Identifier [Axis]: DFA Global Real Estate Securities Portfolio | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,397,145
Investment, Identifier [Axis]: DFA U.S. Targeted Value CL I | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,835,300
Investment, Identifier [Axis]: Fidelity Emerging Markets Fund Class K | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,125,150
Investment, Identifier [Axis]: Fidelity Small Cap Growth K6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	40,418,793
Investment, Identifier [Axis]: Goldman Sachs International Eq Inc R6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,136,889
Investment, Identifier [Axis]: JP Morgan Equity Income R6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	37,823,198
Investment, Identifier [Axis]: Limited Partnership | Limited Partnership
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,277
Investment, Identifier [Axis]: Loomis Sayles Investment Grade Bond Y Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,458,004
Investment, Identifier [Axis]: MFS International Nal Growth R6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,786,213
Investment, Identifier [Axis]: PIMCO Total Return Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,411,857
Investment, Identifier [Axis]: PMCO Commodity Real Return Strategy Fund Institutional Class | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,199,357
Investment, Identifier [Axis]: People Incorporated Common Stock Fund | Employer/Individual Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,179,112
Investment, Identifier [Axis]: Personal Choice Retirement Account | Self-directed brokerage account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	35,530,620
Investment, Identifier [Axis]: Reliance Trust Company Stable Value Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	31,096,802
Investment, Identifier [Axis]: State Street Institutional U.S. Government Money Market Fund | Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	130,355
Investment, Identifier [Axis]: T. Rowe Price International Discovery Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,832,396
Investment, Identifier [Axis]: T. Rowe Price Large Cap Growth I | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	72,360,189
Investment, Identifier [Axis]: T. Rowe Price Retirement 2005 Active B | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	498,473
Investment, Identifier [Axis]: T. Rowe Price Retirement 2010 Active B | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	605,471
Investment, Identifier [Axis]: T. Rowe Price Retirement 2015 Active B | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	956,170
Investment, Identifier [Axis]: T. Rowe Price Retirement 2020 Active B | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,831,022
Investment, Identifier [Axis]: T. Rowe Price Retirement 2025 Active B | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	49,596,730
Investment, Identifier [Axis]: T. Rowe Price Retirement 2030 Active B | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	107,074,077
Investment, Identifier [Axis]: T. Rowe Price Retirement 2035 Active B | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	137,513,938
Investment, Identifier [Axis]: T. Rowe Price Retirement 2040 Active B | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	170,521,681
Investment, Identifier [Axis]: T. Rowe Price Retirement 2045 Active B | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	172,875,683
Investment, Identifier [Axis]: T. Rowe Price Retirement 2050 Active B | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	179,470,163
Investment, Identifier [Axis]: T. Rowe Price Retirement 2055 Active B | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	171,426,584
Investment, Identifier [Axis]: T. Rowe Price Retirement 2060 Active B | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	79,972,539
Investment, Identifier [Axis]: T. Rowe Price Retirement 2065 Active B | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,877,130
Investment, Identifier [Axis]: T. Rowe Price Retirement Balanced Active B | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,803,599
Investment, Identifier [Axis]: Vanguard Extended Market Index Institutional Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	53,933,643
Investment, Identifier [Axis]: Vanguard Institutional Index Fund Institutional Plus Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	214,611,175
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund Institutional Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	27,006,344
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund Institutional Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 44,650,243